PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Furniture and Fixtures	$ 6,138	$ 2,276	$ 2,276
Less: Accumulated depreciation	(2,080)	(1,599)	(1,144)
Balance	$ 4,058	$ 677	$ 1,132